Restricted Net Assets - Schedule of Condensed Statements of Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Condensed Statements of Comprehensive Income [Line Items]
Equity in income (loss) of subsidiaries	$ (932,621)	$ 953,560	$ 2,022,152
NET INCOME (LOSS)	(932,621)	953,560	2,022,152
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(30,078)	1,246,212	(965,322)
COMPREHENSIVE INCOME	$ (962,699)	$ 2,199,772	$ 1,056,830